Material accounting policies	12 Months Ended
Dec. 31, 2025
Material accounting policies [Abstract]
Material accounting policies
2.	Material accounting policies

2.1	Basis of preparation

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IFRS”) ,and have been prepared under the historical cost convention, except as disclosed in the accounting policies below.
2.2	Changes in material accounting policies

New standards and amendment to published standards, effective in 2025 and subsequent financial years

The Group has applied the following amendment to IFRS for the first time for the annual period beginning on 1 January 2025:

•	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability.

This amendment does not have a material effect on the consolidated financial statements.

Accounting standard issued and not yet effective
The following new standards, interpretations, and amendments to standards will become effective for the first time in annual periods beginning after 1 January 2025, and early adoption is permitted. In preparing these consolidated financial statements, the Group has not early adopted any new or amended standards or interpretations.

i)	IFRS 18 – Presentation and Disclosures in Financial Statements
IFRS 18 Presentation and Disclosure in Financial Statements replaces IAS 1 Presentation of Financial Statements, applies for annual reporting periods beginning on or after 1 January 2027. The new standard introduces the following key new requirements:
•
Entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly defined operating profit subtotal.

•	Management defined performance measures (MPMs) are disclosed in a single note in the financial statements.
•	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.
The Group intends to adopt this new standard when it becomes effective. At the date of authorization of the consolidated financial statements, the Group continues to assess and evaluate the impact to its financials on the initial adoption of these new accounting standards and interpretations and its related applicable period.

ii)	Other accounting standards

The following amendments to IFRS are not expected to have a material impact on the Group’s consolidated financial statements.

•	Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•	Annual Improvements to IFRS – Volume 11; and
•	Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7)

2.3	Critical accounting judgements and estimates

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions discussed below.
Certain amounts included in or affecting the consolidated financial statements and related disclosures are estimated, requiring the Group to make assumptions with respect to values or conditions which cannot be known with certainty at the time the consolidated financial statements are prepared. A critical accounting estimate or assumption is one which is both important to the portrayal of the Group’s financial condition and results and requires management’s most difficult, subjective or complex judgements, often as a result of the need to make estimates about the effect of matters that are inherently uncertain. Management evaluates such estimates on an ongoing basis, using historical results and experience, consideration of relevant trends, consultation with experts and other methods considered reasonable in the particular circumstances.

Information about critical judgements in applying accounting policies that have the most material effect on the amounts recognised in the consolidated financial statements is included in the following notes:

Note 2.3(a) – Revenue recognition under the “disponent-owner” model.
Note 2.3(a) and 2.9 – Definition and identification of cash generating units.

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts within the next financial year are included in the following notes:

Note 2.3(b) and 2.9 – Impairment of non-financial assets and cash generating units;
Note 2.3(b), 2.6 and 7(d) – Residual value assumptions and useful lives of vessels, dry-docking and scrubbers;
(a)	Critical judgements in applying the Group’s accounting policies

The following are the critical judgements that management has made in the process of applying the Group’s accounting policies and which have the most material effect on the amounts recognised in the consolidated financial statements.
Accounting for pool arrangements
The Group is involved in a commercial pool arrangement whereby vessels are managed by the Group under the “disponent-owner” model (“Disponent-Owner Pools”).
The Group operates as a pool manager for nine (2024: ten, 2023: nine) commercial pools:
(1)	Long Range I (“LR1”) Pool

(2)	Panamax Pool

(3)	Long Range II (“LR2”) Pool

(4)	Medium range (“MR”) Pool

(5)	Handy size (“Handy”) Pool

(6)	Chemical handy size (“Chemical-Handy”) Pool

(7)	Chemical medium range (“Chemical-MR”) Pool

(8)	Small and City tankers (“Specialised”) Pools

For a pool arrangement under the Disponent-Owner Pools, the key considerations are:

•	The pool agreement establishes a time-charter arrangement for the vessels in the Disponent-Owner Pools between the pool participants and the pool manager;

•
The pool manager, as the “disponent-owner” of the vessels, has the right to obtain substantially all of the economic benefits from the use of the vessels in the Disponent-Owner Pools, as the pool manager is the contractual and legal entity who charters in vessels from the pool participants and subsequently charters out the vessels to the external charterers under its own name as the “disponent-owner”;

•
The pool manager, as the “disponent-owner” of the vessels, also has the right to direct the use of the vessels in the Disponent-Owner Pools, including having the right to direct how and for what purpose the vessels will be used.

The Group has evaluated that the time-charter arrangement constitutes a lease under IFRS 16 – Leases to the pool manager of the Disponent-Owner Pools. Management has assessed that the rights conferred from the pool agreements under the “disponent-owner” model provided the pool manager with the control of a right to a service to be performed using the vessels in the Disponent-Owner Pools for which it has control over, for the end charterers. Hence, management has assessed that this allows the pool manager to recognise the revenue as a principal in line with IFRS 15 - Revenue from Contracts with Customers.
In such arrangements, the Group as the pool manager recognises the gross revenue and voyage expenses earned pertaining to the vessels placed by the Group in the Disponent-Owner Pools as “Revenue (Hafnia Vessels and TC Vessels)” and “Voyage expenses (Hafnia Vessels and TC Vessels)” respectively, and adjustments due to pool allocations recognised separately as “pool allocation”; the gross revenue and voyage expenses earned pertaining to the external vessels placed by pool participants other than the Group as “Revenue (External Vessels in Disponent-Owner Pools)” and “Voyage expenses (External Vessels in Disponent-Owner Pools)” respectively; and expenses relating to pool distributions to external pool participants other than the Group separately as “Pool distributions for External Vessels in Disponent-Owner Pools”.
On the consolidated balance sheet, the Group recognises the pool’s assets and liabilities over which the Group, as pool manager, has legal rights and obligations respectively. This includes all cash balances of the pool as the pool bank accounts are opened in the name of the pool manager; all trade receivables from end charterers for which contracts are entered into in the name of the pool manager as the “disponent-owner”; the trade payables for which contracts are entered into in the name of the pool manager; and fuel oil as inventory and its corresponding payables, as the pool manager purchases fuel oil as the “disponent-owner” of the vessels based on the contractual terms of the Pool Agreements under the “disponent-owner” model.
Identification of cash-generating units
The Group organises the commercial management of the fleet of vessels into nine (2024: ten, 2023: nine) individual commercial pools. For the financial years ended 31 December 2025, 2024 and 2023, there are no Hafnia Vessels or TC Vessels in the Specialised Pools. The Group has assessed that each individual commercial pool constitutes a separate cash-generating unit (“CGU”). This is due to 1) the vessels in each individual pool generating cashflows that are largely interdependent with each other, as the pool arrangements create operational dependencies between vessels in each segment as the pool manager has the right and ability to direct and deploy all the vessels to gain efficiencies for the entire fleet of vessels in the pool; 2) the decisions of the pool manager are made solely for the benefit of the entire commercial pool and not for individual vessels; and 3) each individual pool is managed on a portfolio basis to optimise performance and for internal and external management reporting. For vessels outside of the commercial pools and deployed on a time-charter basis, each of these vessels constitutes a separate CGU. Any time-chartered in vessels which are recognised as right-of-use assets by the Group and subsequently deployed in the commercial pools are included as part of the pool CGUs.
(b)	Critical accounting estimates

The key assumptions concerning the future and other critical accounting estimates at the end of the balance sheet date that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are disclosed below. Estimates and underlying assumptions are reviewed on an ongoing basis and are consistent with the Group’s risk assessment where appropriate. Revisions to accounting estimates are recognised prospectively.
Impairment of non-financial assets
Property, plant and equipment and right-of-use assets are tested for impairment at least annually or whenever there is any objective evidence or indication that these assets may be impaired. The recoverable amount of an asset, and where applicable, a CGU, is determined based on the higher of fair value less costs to sell and value-in-use calculations prepared on the basis of management’s assumptions and estimates.

All impairment calculations demand a high degree of estimation, which include assessments of the expected cash flows arising from such assets under various modes of deployment, and the selection of discount rates. Changes to these estimates may materially impact the impairment charges recognised, and future changes may lead to reversals of any previously recognised impairment charges. The Group views that the forecast of future freight rates, representing the main driver of recoverable amounts of the Group’s vessels to be inherently difficult to estimate. This is further complicated by the volatility in oil prices caused by geopolitics and macroeconomic forces, together with the cyclical nature of freight rates prevailing in the tankers market.

Changes to these brokers’ estimates may materially impact the impairment charges recognised and future changes may lead to reversals of any previously recognised impairment charges.
Vessel life and residual value
The Group depreciates the vessels on a straight-line basis after deduction of residual values over the ship’s estimated useful life of 25 years, from the date the ship was originally delivered from the shipyard. Scrubbers are depreciated over an estimated useful life of 5 years, which management considers reasonable based on expected usage. Dry docking costs are generally depreciated over 2.5 to 5 years depending on the age and serviceability of the vessels. Vessel residual value is estimated by multiplying the lightweight tonnage of each vessel by the prevailing scrap value, less the estimated cost to scrap. Management reviews the residual value at each reporting date, considering factors such as trends in steel prices, vessel type and flag, estimated bunkers on vessel, delivery location, and overall market conditions. Consequently, residual value may change due to fluctuations in these estimates. Any adjustments arising from changes in these estimates are recognised prospectively.
The useful lives of vessels, scrubbers and dry dockings and vessel residual values are critical accounting estimates as they directly impact the amount of depreciation charge to be presented in the consolidated financial statements. Due to the size of the Group’s fleet of owned vessels, the impact could be material depending on the estimates adopted by management.
2.4	Revenue and income recognition

Revenue comprises the fair value of consideration received or receivable for the rendering of services in the ordinary course of the Group’s activities, net of rebates, discounts and off-hire charges, and after eliminating sales within the Group.
(a)	Revenue

The Group’s source of revenue is vessel revenue, comprising of time charter hire and voyage charter hire. Revenue is recognised when or as performance obligations are satisfied by transferring services to the customer over time, provided that the stage of completion can be measured reliably. Revenue is measured as the consideration that the Group expects to be entitled. Vessel revenue (voyage charter hire and demurrage revenue) is recognised in the Consolidated Statement of Comprehensive Income according to the entered charter parties from the date of load to the date of delivery of the cargo (discharge). The recognition is determined using the load-to-discharge method based on the percentage of the estimated duration of the voyage completed at the balance sheet date because the customer receives the benefit during the voyage as it is provided.

Time charter hire - The Group earns time charter revenue as a lessor by placing its vessels on time charter arrangements with end charterers. Revenue generated from time charter hire is accounted for as revenue earned under operating leases and is therefore within the scope of IFRS 16 – Leases. The Group has determined that the existing time charter arrangements meet the definition of an operating lease under IFRS 16, with the Group as lessor, on the basis that the charterer manages the vessels to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements.
Furthermore, the charterer can direct the use of a vessel (subject to certain limitations in the charter arrangement) throughout the period of use.
Moreover, under IFRS 16, the Group is required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In the time charter arrangements, the Group has determined that the lease component is the vessel, and the non-lease component is the technical management services provided to operate the vessel. These components are accounted for as follows:
•	Fixed lease revenue earned under these time charter arrangements is recognised on a straight-line basis over the term of the lease.

•
The non-lease component is accounted for as services revenue under IFRS 15 - Revenue from Contracts with Customers. This revenue is recognised “over time” as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the service. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Group.

Voyage charter hire - The Group earns voyage charter revenue primarily by commercially managing vessels in commercial pool arrangements and by trading them in the spot market. Revenue generated from voyage charter hires and pools is within the scope of IFRS 15 – Revenue from Contracts with Customers. Voyage charter contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, the Group is compensated for the additional time incurred in the form of demurrage revenue. Demurrage is not treated as a separate performance obligation as the promise under the voyage charter contract to the charterer remains the same and there are no distinct goods and services provided along with the demurrage charges.

Demurrage revenue – Voyage charter contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, the Group is compensated for the additional time incurred in the form of demurrage revenue. Demurrage revenue is recognised in accordance with the terms and conditions of the charter parties. Upon completion of the voyage, the Group assesses the time spent in port, and a demurrage claim based on the relevant contractual conditions is submitted to the charterers. The claim will often be met by counterclaims due to differences in the interpretation of the agreement compared to the actual circumstances of the additional time used. Based on previous experience, 95% of the demurrage claim submitted is recognised as demurrage revenue upon initial recognition. Demurrage is not treated as a separate performance obligation as the promise under the voyage charter contract to the charterer remains the same and there are no distinct goods and services provided along with the demurrage charges. The additional time required to execute the charterer’s orders does not provide a distinct service, but it is part of the single performance obligation of making the vessel available to execute the charterer’s orders. Therefore, demurrage revenue will be allocated entirely to the single performance obligation in the voyage charter contract and recognition will follow the revenue recognition pattern for voyage charter revenue on load-to-discharge basis.

The Group receives the demurrage payment upon reaching final agreement on the amount, which can be a substantial period after the original demurrage claim was submitted. Any adjustments to the final agreement are recognised as demurrage revenue.

(b)	Other income

The Group in its capacity as the pool manager, recognises commission income in the form of pool management fees from external pool participants. The Group also recognises non-pool related management fees from the provision of management and commercial support services. Such fees are recognised over time as other income based on the period of services provided.

(c)	Interest income

Interest income is recognised on an accrual basis using the effective interest method.
2.5	Group accounting

(a)	Subsidiaries

Consolidation

Subsidiaries are entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealised gains on transactions between group companies are eliminated.

(b)	Joint ventures

Joint ventures are entities over which the Group has joint control as a result of contractual arrangements and rights to the net assets of the entities rather than rights to its assets and obligations for its liabilities.
Investments in joint ventures are accounted for in the consolidated financial statements using the equity method of accounting (net of accumulated impairment losses).
Investments in joint ventures are initially recognised at cost. The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued or liabilities incurred or assumed at the date of exchange, plus costs directly attributable to the acquisition.
Any excess of the Group’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is recognised in profit or loss during the period when it occurs.

In applying the equity method of accounting, the Group’s share of its joint ventures’ post-acquisition profits or losses is recognised in profit or loss and its share of post-acquisition other comprehensive income is recognised in other comprehensive income. These post-acquisition movements and distributions received from joint ventures are adjusted against the carrying amount of the investments. When the Group’s share of losses in a joint venture equals or exceeds its interest in the joint venture including any other unsecured non-current receivables, the Group does not recognise further losses, unless it has incurred obligations or has made payments on behalf of the joint venture. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of the profit or loss and other comprehensive income of equity accounted investees, from the date that joint control commences until the date that joint control ceases.
Unrealised gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Where necessary, adjustments are made to the consolidated financial statements of joint ventures to ensure consistency of accounting policies with those of the Group.
2.6	Property, plant and equipment

(a)	Recognition and measurement

(1)	Property, plant and equipment are initially recognised at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

(2)	The cost of an item of property, plant and equipment initially recognised includes expenditure that is directly attributable to the acquisition of the item.

(3)	If significant parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate components.

(b)	Depreciation

(1)
Depreciation is calculated using a straight-line method to allocate the depreciable amounts of property, plant and equipment, after taking into account the residual values, over their estimated useful lives. The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at least annually. The effects of any revision are recognised in profit or loss when the changes arise. The estimated useful lives are as follows:

Vessels
- Tankers	25 years
- Scrubbers	5 years
- Dry docking	2.5 to 5 years

Others
- Other property, plant and equipment (“PPE”)	5 years

A proportion of the consideration paid for new vessels is capitalised as dry docking. These costs are depreciated over the period to the next scheduled dry docking, which is generally 2.5 to 5 years. At the commencement of new dry docking, the remaining carrying amount of the previous dry docking will be written off to profit or loss.

(2)	Significant components of individual assets are assessed and if a component has a useful life that is different from the remainder of that asset, that component is depreciated separately.

(c)	Subsequent expenditures

Subsequent expenditures relating to property, plant and equipment, including scrubbers and dry docking that has already been recognised, is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the assets will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expense is recognised in profit or loss when incurred.
(d)	Disposal

Upon disposal of an item of property, plant and equipment, the difference between the net disposal proceeds and its carrying amount is recognised in profit or loss.
2.7	Non-derivative financial assets

(a)	Recognition and initial measurement

Trade receivables are initially recognised when they are originated and measured at their transaction price if there is no significant financing component. Other financial assets are recognised when the Group becomes a party to the contractual provisions of the instrument.
Financial assets are initially recognised at fair value plus transaction costs except for financial assets at fair value through profit or loss (“FVTPL”), which are recognised at fair value. Transaction costs for financial assets at FVTPL are recognised immediately in profit or loss.
(b)	Classification

The Group classifies its non-derivative financial assets at amortised cost, at fair value through other comprehensive income (“FVOCI”) and at FVTPL. The classification depends on the business model in which a financial asset is managed and its contractual cash flows characteristics. Management determines the classification of its non-derivative financial assets at initial recognition. Non-derivative financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected non-derivative financial assets are reclassified on the first day of the first reporting period following the change in the business model. The Group holds the following classes of financial assets:
(1)	Non-derivative financial assets at amortised cost

A non-derivative financial asset is classified at amortised cost if it meets both of the following conditions of being solely payments of interest and principal and is not designated at FVTPL:
-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

(2)	Equity investments at FVOCI

On initial recognition of an equity investment that is not held-for-trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.

All the equity investments have been irrevocably elected to be classified as FVOCI and are presented as other investments within the consolidated balance sheet. Further details are described in Note 20.
(3)	Non-derivative financial assets at FVTPL

All financial assets not classified as measured at amortised cost or FVOCI as described above are measured at FVTPL.

(c)	Business model assessment

The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

Transfers of financial assets to third parties in transactions that do not qualify for derecognition are not considered sales for this purpose, consistent with the Group’s continuing recognition of the assets.
(d)	Subsequent measurement

Financial assets at FVTPL and FVOCI are subsequently carried at fair value. Financial assets at amortised cost are subsequently carried at amortised cost using the effective interest method. Interest income is recognised in profit or loss.
Changes in the fair values of financial assets at FVTPL including the effects of currency translation are recognised in profit or loss while changes in the fair values of financial assets at FVOCI are recognised in other comprehensive income and are never reclassified to profit or loss.
(e)	Derecognition of financial assets

Financial assets are derecognised when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cashflows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
(f)	Impairment

For trade receivables and contract assets, the Group applied the simplified approach permitted by IFRS 9, which requires the loss allowance to be measured at an amount equal to lifetime expected credit losses (“ECL”).
The Group applies the general approach to provide for ECLs on all other financial instruments. Under the general approach, the loss allowance is measured at an amount equal to 12-month ECLs at initial recognition. The Group has assessed that no ECL allowances are required as at the balance sheet date.
At each balance sheet date, the Group assesses whether the credit risk of a financial instrument has increased significantly since initial recognition. When credit risk has increased significantly since initial recognition, loss allowance is measured at an amount equal to lifetime ECLs.
Measurement of ECLs

For trade and other receivables and contract assets, lifetime ECLs are computed using a provision matrix based on historically observed default rates. For loans receivable from joint ventures, the Group considers a downside scenario where the cashflows from the sale of the joint venture’s assets are considered, to assess the recoverability of the loans receivable from joint ventures. Based on the assessment done by the Group, no ECLs have been recorded.

Credit-impaired financial assets
At each balance sheet date, the Group assesses whether financial assets carried at amortised cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:
-	significant financial difficulty of the debtor;

-	a breach of contract such as a default;

-	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

-	it is probable that the debtor will enter bankruptcy or other financial reorganisation; or

-	the disappearance of an active market for a security because of financial difficulties.

Presentation of allowance for ECLs in the consolidated balance sheet
Loss allowances for financial assets measured at amortised cost and contract assets are deducted from the gross carrying amount of these assets.
When the asset becomes uncollectible, it is written off against the allowance account. Subsequent recoveries of amounts previously written off are recognised as other expense.
The allowance for impairment loss account is reduced through profit or loss in a subsequent period when the amount of ECL decreases and the related decrease can be objectively measured. The carrying amount of the asset previously impaired is increased to the extent that the new carrying amount does not exceed the amortised cost had no impairment been recognised in prior periods.

2.8	Non-derivative financial liabilities

Non-derivative financial liabilities, primarily comprising borrowings (refer to Note 2.10), trade and other payables (refer to Note 2.12) are initially measured at fair value less directly attributable transaction costs. They are subsequently measured at amortised cost under the effective interest method. Interest expense and foreign exchange gains and losses are recognised in profit or loss.
The Group derecognises a financial liability when its contractual obligations are discharged, cancelled, or expired. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.

2.9	Impairment of non-financial assets

Property, plant and equipment including right-of-use assets are tested for impairment at least annually or whenever there is objective evidence or indication that these assets may be impaired.
For the purpose of impairment testing, the recoverable amount, which is the higher of the asset’s (or CGU’s) value in use and its fair value less cost of disposal, is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the CGU to which the asset belongs. The Group organises the commercial management of the fleet of vessels into individual commercial pools which each constitutes a separate CGU (Note 2.3 (a)). To determine the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount. The impairment is then allocated to each single vessel on a pro-rata basis, based on the carrying amount of each vessel in the CGU with the limit of the higher of fair value less cost of disposal and value in use. The difference between the carrying amount and recoverable amount is recognised as an impairment loss in profit or loss.
An impairment loss for an asset or assets within the CGU is reversed if, and only if, there has been a change in the estimate of the asset’s or assets within the CGU’s recoverable amount since the last impairment loss was recognised. Impairment losses recognised in prior periods are assessed at each balance sheet date for any indications that the loss has decreased or no longer exists. The carrying amount of the asset or assets within the CGU is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortisation and depreciation) had no impairment loss been recognised for the asset or assets within the CGU in prior years. A reversal of impairment loss for an asset or assets within the CGU  is recognised in profit or loss.
The Group conducts an impairment review of its non-financial assets annually.
2.10	Borrowings

Borrowings are recognised initially at fair value, net of transaction costs incurred. Borrowings are subsequently measured at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the borrowings using the effective interest method.
Borrowings are presented as current liabilities if they are due within the  next 12 months unless the Group has a right to defer settlement for at least 12 months after the balance sheet date, and that right must have substance (defined as having a discernible effect) and exist at the end of the reporting period, in which case they are presented as non-current liabilities..
The Group derecognises a borrowing when its contractual obligations are discharged, cancelled, or expired. The Group also derecognises a borrowing when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognised at fair value..
On derecognition of a borrowing, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognised in profit or loss.
2.11	Borrowing costs

Borrowing costs such as interest expense are recognised in profit or loss using the effective interest method.

2.12	Trade and other payables

Trade payables are obligations to pay for goods or services that have been acquired from suppliers in the ordinary course of business including pool distributions payable to third party pool participants. Trade and other payables are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.
Trade and other payables are initially recognised at fair value and subsequently measured at amortised cost using the effective interest method, and are derecognised when the Group’s obligation has been discharged or cancelled or expired.

2.13	Derivative financial instruments and hedging activities

Derivative financial instruments are initially recognised at its fair value on the date the contract is entered into and is subsequently carried at its fair value. The fair value of derivative financial instruments represents the amount estimated by the Group and the Group’s banks and brokers, that the Group will receive or pay to terminate the derivatives at the balance sheet date.

For derivative financial instruments that are not designated or do not qualify for hedge accounting, any fair value gains or losses are recognised in profit or loss as other finance expense or income or under time charter equivalent (“TCE”) income.
The Group designates certain derivatives as hedging instruments in qualifying hedging relationships and documents at the inception of the transaction the relationship between the hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking various hedging transactions.
The Group also documents its assessment, both at hedge inception and on a periodic basis, of whether the derivatives designated as hedging instruments are highly effective in offsetting changes in fair value or cash flows of the hedged items prospectively.
The Group enters into hedge relationships where the critical terms of the hedging instrument match exactly with the terms of the hedged item and no hedge ineffectiveness is deemed to exist. In circumstances when the terms of the hedged item do not match exactly the critical terms of the hedging instrument, the Group uses the hypothetical derivative method to assess effectiveness of hedging relationship.
Cash flow hedges – interest rate swaps, forward freight agreements and forward exchange agreements

The Group has entered into interest rate swaps that are cash flow hedges for the Group’s exposure to interest rate risk on its borrowings.

For the purpose of hedge accounting, management may designate a portion of, or the full nominal value of loans to be hedged by the total notional value of the interest rate swaps available; for portfolio hedging or for one-to-one hedging. There is no imbalance that would create ineffectiveness and cause the relationship to be inconsistent with the purpose of hedge accounting. The fair value changes on the effective portion of interest rate derivatives designated as cash flow hedges are recognised in other comprehensive income, accumulated in the hedging reserve and reclassified to profit or loss when the hedged interest expense on the borrowings is recognised in profit or loss. The fair value changes on the ineffective portion of these interest rate derivatives are recognised immediately in profit or loss.

The Group has entered into freight forward agreements (“FFA”) and foreign exchange contracts to manage its exposure to freight rates and foreign exchange risk respectively.

The Group does not apply hedge accounting for FFAs and foreign exchange contracts and therefore all changes in fair values are recognised in profit or loss under TCE income and other finance expense or income respectively.
2.14	Leases

(a)	When the Group is the lessee

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. As per the definition in IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
For leases of vessels, the Group allocates the consideration in the contract to each non-lease component on the basis of its stand-alone price. The lease component is then allocated based on the residual amount of the remaining lease consideration.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset, less any lease incentives received.
The right-of-use asset is subsequently carried at cost less accumulated depreciation and accumulated impairment losses. Depreciation is calculated using a straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment.
Lease liabilities are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the applicable incremental borrowing rate. Generally, the Group uses the incremental borrowing rates as the discount rates. The Group determines the incremental borrowing rates by obtaining interest rates from various external financing sources.
Lease payments included in the measurement of the lease liability comprise of fixed payments, including in-substance fixed payments.
Lease liabilities are subsequently measured at amortised cost using the effective interest method. Lease liabilities are remeasured when there is a change in the Group’s assessment of whether it will exercise a purchase, extension or termination option.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recognised in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
The Group presents right-of-use assets as a part of total property, plant and equipment and lease liabilities in ‘borrowings’ in the consolidated balance sheet.
Short-term and low value leases
The Group has elected not to recognise right-of-use assets and lease liabilities for leases with lease terms that are less than 12 months and other low-value assets. Lease payments associated with these leases are recognised as an expense in profit or loss on a straight-line basis over the lease term.
(b)	When the Group is the lessor

Operating leases
Leases of assets in which the Group retains substantially all risks and rewards incidental to ownership are classified as operating leases. Assets leased out under operating leases are included in property, plant and equipment. Rental income (net of any incentives given to lessee) is recognised on a straight-line basis over the lease term.
(c)	Sale and leaseback

Sale and leaseback transactions are where the Group transfers an asset to another entity (the buyer-lessor) and leases that asset back from the buyer-lessor.

Where the buyer-lessor does not obtain control of the transferred asset, the Group continues to recognise the transferred asset and recognises a financial liability equal to the transfer proceeds. The Group accounts for the financial liability by applying IFRS 9. Under such sale and leaseback financing arrangements entered into by the Group, the financial liability is recognised initially at fair value, net of transaction costs incurred. The financial liability is subsequently stated at amortised cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognised in profit or loss over the period of the financial liability using the effective interest method.

2.15	Inventories

Inventories comprise mainly fuel and lubricating oils which are used for operation of vessels.
The cost of inventories includes purchase costs, as well as any other costs incurred in bringing inventory on board the vessel. Inventories are accounted for on a first-in, first-out basis, and stated at lower of cost and net realisable value. Consumption of inventories is recognised as an expense in profit or loss when the usage occurs.

2.16	Income taxes

Income tax expense comprises current taxes. Income taxes are recognised as income or expense in profit or loss, except to the extent that it relates to items recognised in other comprehensive income, in which case the tax expense is recognised in other comprehensive income.
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Positions taken in tax returns are evaluated periodically, with respect to situations in which applicable tax regulations are subject to interpretation, and provisions are established where appropriate, on the basis of amounts expected to be paid to the tax authorities. The Group does not have any material temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Therefore, no deferred tax assets or liabilities have been recognised.

The Group operates in several countries which have enacted new legislations to implement the global minimum top-up tax (Pillar 2 of BEPS 2.0) in 2024.  The Group’s main sources of revenue are from international shipping. Under Pillar 2, international shipping income is specifically exempted from minimum top-up taxes.  The Group generates non-shipping income mainly from its pool and bunker management activities. However, the Group is incurring effective tax rate of more than 15% in the jurisdictions with such activities, such as Denmark. The Group does not have material Pillar 2 exposures for 2025 and will continue to monitor the potential impact of top-up taxes and the legislations and tax rules in jurisdictions such as Dubai where the Group operates in, as Pillar 2 develops.

The Group has applied the temporary mandatory relief from deferred tax accounting for the impact of global minimum top-up tax and will account for it as a current tax when it is incurred.

2.17	Employee benefits

Employee benefits are recognised as an expense in the period it is incurred.

2.18	Foreign currency translation

(a)	Functional and presentation currency

Items included in the consolidated financial statements of each entities in the Group are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States (“US”) Dollars, which is the Group’s functional currency. All financial information presented in US dollars has been rounded to the nearest thousand, unless otherwise stated.
(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates prevailing at the date of the transactions. Foreign currency exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date, are recognised in profit or loss.
2.19	Cash and cash equivalents, Cash retained in the commercial pools, and Restricted cash

Cash and cash equivalents comprise cash balances and short-term deposits with maturities of three months or less from the date of acquisition that are subjected to an insignificant risk of changes in their fair value, and are used by the Group in the management of its short-term commitments. Cash and cash equivalents refer to cash on hand and deposits held at call with financial institutions. They are presented as “cash and cash equivalents” and “cash retained in the commercial pools”. The restricted cash represents amounts placed in FFA collateral accounts and debt service reserve accounts for sale and leaseback financing.
2.20	Share capital and treasury shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new equity instruments are taken to equity as a deduction, net of tax, from the proceeds.
When any entity within the Group purchases the Company’s ordinary shares (“treasury shares”), the carrying amount which includes the consideration paid and any directly attributable transaction cost is presented as a component within equity attributable to the Company’s equity holders, until they are cancelled, sold, or reissued.
When treasury shares are subsequently sold or reissued pursuant to an employee share option scheme, the cost of treasury shares is reversed from the treasury share account and the realised gain or loss on sale or reissue, net of any directly attributable incremental transaction costs, is recognised in the capital reserve.
2.21	Dividends

Dividends are recognised in the financial year in which they are paid, after being approved for payment by the directors of the Company.
2.22	Provisions

Provisions are recognised when the Group has a present legal or constructive obligation whereby as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation and a reliable estimate of the settlement amount can be made. When the Group expects a provision to be reimbursed, the reimbursement is recognised as a separate asset but only when the reimbursement is virtually certain.

2.23	Assets held for sale

Non-current assets comprising assets and liabilities, that are highly probable to be recovered primarily through sale or distribution rather than through continuing use, are classified as held for sale. Prior to being classified as held for sale, the assets, or components of a disposal group, are remeasured in accordance with the Group’s accounting policies and measured at the lower of their carrying amount and fair value less costs to sell.

2.24	Earnings per share

The Group presents basic and diluted earnings per share data for its ordinary shares. Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Company by the weighted-average number of ordinary shares outstanding during the financial year, adjusted for treasury shares held. Diluted earnings per share is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted-average number of ordinary shares outstanding for treasury shares held and the effects of all dilutive potential ordinary shares, which comprise share options and restricted share units granted to employees.